UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7812

                Salomon Brothers Municipal Partners Fund II Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Robert I. Frenkel, Esq.
                     Salomon Brothers Asset Management Inc
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:  June 30
Date of reporting period: June 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Letter from the Chairman                               [Picture
                                                        R. Jay Gerken]


                                                       R. Jay Gerken, CFA
                                                       Chairman and
                                                       Chief Executive Officer


Dear Shareholder,

The bond market shifted gears during the past year due to investors' concerns regarding a resurgence of inflation.

In anticipation of this, the fund assumed a defensive posture in terms of the portfolio's average duration /i/ and average maturity. The fund's manager also placed an emphasis on improving the portfolio's overall credit quality. This strategy proved favorable during the second half of last year and the manager believes it is a more prudent long-term approach. However, the period was also characterized by bouts of volatility where certain sectors of long-duration, low-credit quality securities performed extremely well. As a result, the fund's performance did not always reflect moves in the market during the period.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. This internal transfer agent did not provide services to the fund. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.


Sincerely,

/s/ R. Jay Gerken, CFA

R. Jay Gerken, CFA
Chairman and Chief Executive Officer
July 20, 2004

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Manager Overview


Performance Review

Over the 12 months ended June 30, 2004, the fund returned -5.11%, based on its New York Stock Exchange ("NYSE") market price and -0.17% based on its Net Asset Value ("NAV") /ii/ per share. In comparison, the Lehman Brothers Municipal Bond Index, /iii/ returned 0.76% over the same period. Based on NAV performance, the fund's Lipper general municipal debt (leveraged) closed-end funds category average was 1.89% over this same time frame /iv/. Please note that Lipper performance returns are based on each fund's NAV.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

During the 12-month period, the fund distributed dividends to shareholders totaling $0.82 per share. The performance table shows the fund's 30-day SEC and annualized distribution yields as well as its 12-month total return based on its NAV and market price as of June 30, 2004. Past performance is no guarantee of future results. The fund's yields will vary.


                                FUND PERFORMANCE
                               AS OF JUNE 30, 2004

                                              Annualized        12-Month
                             30-Day          Distribution         Total
   Price Per Share          SEC Yield           Yield            Return

   $14.49 (NAV)               6.32%             5.63%            -0.17%

   $12.43 (NYSE)              7.38%             6.56%            -5.11%


ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S YIELDS WILL VARY.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. Annualized distribution yield is the fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market price noted in this report. The "SEC yield" is a return figure often quoted by bond and other fixed income mutual funds. This quotation is based on the most recent 30-day (or one month) period covered by the fund's filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund's expenses for the period. The annualized distribution yield assumes a current monthly income dividend rate of $0.068 for 12 months. These yields are as of June 30, 2004 and are subject to change.



Market Overview

Although bond prices got off to a rocky start in July 2003, they stabilized and traded in a fairly tighter range in the fall. During this time, the economy continued to grow at a more robust pace versus early 2003. The labor market, however, continued to languish through most of the first quarter of this year.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


In March, the growth of non-farm payroll jobs rose significantly and remained strong through the spring, although inflation also picked up. During this time, short-term interest rates hovered near historic lows. After an extended period of monetary easing, in which the Federal Reserve ("Fed") cut its target for short-term rates to four-decade lows to help stimulate the economy, the Fed reversed course by raising its target for the key federal funds rate to 1.25% in late June. This action, in turn, triggered a rise in many other lending rates. Higher interest rates can help temper economic growth and thereby curb inflation, a byproduct of a stronger economy.

Given that the rate hike was widely anticipated due to the broader-based pick-up in the economy and signals from the Fed, bond prices declined and yields rose in advance of the Fed's action, particularly in April and much of May, before stabilizing somewhat in June. Intermediate-term municipal bonds, particularly those of seven- to 10-year maturities, succumbed to more pricing pressure than longer-term issues. /v/

Factors Influencing Fund Performance

In anticipation that inflation would pick up, the fund assumed a defensive posture in terms of the portfolio's average duration and average maturity. We also placed an emphasis on improving the overall credit quality of the fund. Our rationale was based upon our belief that this strategy could potentially enhance the fund's long-term performance. This approach proved favorable during the second half of 2003 when the fund outperformed the broader municipal bond market. The reporting period, however, was also characterized by bouts of volatility where long duration, low credit quality securities, such as tobacco and airline bonds, performed extremely well. As expected, the fund's performance did not always mirror moves in the market during those periods.

The average credit rating of holdings in the fund was Aa1 (or deemed by the portfolio manager to be of comparable credit quality) /vi/. The fund's portfolio had the largest exposure to the transportation, healthcare and utilities sectors. The fund's largest aggregated holdings by state were New York, Illinois and Texas.

Looking for Additional Information?

The fund is traded under the symbol "MPT" and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under symbol XMPTX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial web sites as well as www.sbam.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current NAV, market price and other information.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Thank you for your investment in the Salomon Brothers Municipal Partners Fund II Inc. We appreciate your confidence in our stewardship of your assets and we look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ Robert E. Amodeo

Robert E. Amodeo
Executive Vice President
July 20, 2004








The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of June 30, 2004 and are subject to change. Please refer to pages 5 through 9 for a list and percentage breakdown of the fund's holdings.

RISKS: Investors could lose money on their investment in the fund. Certain investors may be subject to the Federal Alterative Minimum Tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i Duration is a common gauge of the price sensitivity of a fixed income asset or portfolio to a change in interest rates. (Multiplying the duration by the expected change in interest rates tells you approximately how much that security's price will change. For example, a bond with a seven-year duration means that its price would decline about 7% for every one-percentage-point increase in rates, and vice versa.)

ii NAV is a price that reflects the value of the fund's underlying portfolio plus other assets, less the fund's liabilities. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares, which may be more or less than the fund's NAV.

iii The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

iv Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended June 30, 2004, calculated among the 64 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

v Source: Based upon Lehman Brothers index performance data for each respective maturity category of municipal bonds.

vi Bonds rated "Aa" are judged to be of high quality by all standards by Moody's Investors Service. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities. Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 is the lowest rating within its generic category.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Schedule of Investments
June 30, 2004


   Face      Rating(a)
  Amount     (unaudited)                            Security                                              Value
------------------------------------------------------------------------------------------------------------------
Long-Term Investments -- 99.9%

California -- 2.3%
$  275,000   AA-   California Housing Finance Agency Home Mortgage Revenue, Series H, FHA-Insured,
                     6.150% due 8/1/16..............................................................   $   283,940
 2,500,000   AA-   California State Economic Recovery, Series A, 5.250% due 7/1/12 .................     2,748,125
                                                                                                       -----------
                                                                                                         3,032,065
                                                                                                       -----------
District of Columbia -- 1.6%
 2,000,000   AAA   District of Columbia Revenue, (American University), AMBAC-Insured,
                     5.625% due 10/1/26 ............................................................     2,068,220
                                                                                                       -----------
Florida -- 0.9%
 1,000,000   AAA   St. Johns County, FL Water and Sewer Revenue, MBIA-Insured, 5.500% due 6/1/11 ...     1,115,300
                                                                                                       -----------

Georgia -- 0.0%
    20,000   AAA   Fulton County, GA Housing Authority, Single-Family Mortgage, Series A,
                     GNMA-Collateralized, 6.600% due 3/1/28 ........................................        20,334
                                                                                                       -----------

Illinois -- 12.0%
                   Chicago, IL Board of Education, (Chicago School Reform), AMBAC-Insured:
   100,000   AAA     5.750% due 12/1/27 ............................................................       105,300
   900,000   AAA     Pre-Refunded -- Escrowed with state & local government securities to 12/1/07
                       (Call @ 102), 5.750% due 12/1/27 ............................................     1,004,418
 1,750,000   AAA   Chicago, IL Midway Airport Revenue, Series B, MBIA-Insured, 5.625% due 1/1/29         1,769,722
 1,000,000   AAA   Chicago, IL Public Building Commission, Building Revenue, (Chicago School Reform),
                     Series B, FGIC-Insured, 5.250% due 12/1/18 ....................................     1,083,320
   250,000   AAA   Cook County, IL Refunding GO, Series A, MBIA-Insured, 5.625% due 11/15/16 .......       271,243
 2,000,000   Aaa*  Illinois Development Finance Authority, Revolving Fund Revenue, 5.250% due 9/1/12     2,190,600
 1,000,000   AA+   Illinois Educational Facilities Authority Revenue, (Northwestern University),
                     5.500% due 12/1/13 ............................................................     1,098,300
                   Illinois Health Facilities Authority Revenue:
 1,850,000   AAA     Refunding, (SSM Health Care), MBIA-Insured, 6.550% due 6/1/13 .................     2,174,638
 2,000,000   AAA     Servantcor Project, Series A, Escrowed to maturity with U.S.
                       government securities, FSA-Insured, 6.000% due 8/15/12 ......................     2,289,440
   605,000   A       South Suburban Hospital Project, Escrowed to maturity with U.S. government
                       securities, 7.000% due 2/15/18 ..............................................       727,476
 2,645,000   AAA   Illinois State, Sales Tax Revenue, 5.500% due 6/15/16 ...........................     2,873,819
                                                                                                       -----------
                                                                                                        15,588,276
                                                                                                       -----------
Indiana -- 1.8%
 2,000,000   BBB+  Indiana State Development Finance Authority, Environmental Revenue,
                     (USX Corp. Project), 5.250% due 12/1/22 .......................................     2,108,760
   250,000   AAA   Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23 ...............       251,767
                                                                                                       -----------
                                                                                                         2,360,527
                                                                                                       -----------

------------------------------------------------------------------------------------------------------------------
                                     See Notes to Financial Statements.

                                                                                                            Page 5

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

June 30, 2004


   Face      Rating(a)
  Amount     (unaudited)                            Security                                              Value
------------------------------------------------------------------------------------------------------------------
Louisiana -- 3.9%
$5,000,000   BBB+  Louisiana Public Facilities Authority, Hospital Revenue Refunding,
                     (Touro Infirmary Project), Series A, 6.125% due 8/15/23 ......................    $ 5,033,800
                                                                                                       -----------
Maryland -- 4.4%
                   Maryland State Health & Higher Educational Facilities Authority Revenue:
 1,500,000   Baa1*   Carroll County General Hospital, 6.000% due 7/1/37 ...........................      1,552,245
 1,500,000   A       Suburban Hospital, Series A, 5.500% due 7/1/16................................      1,586,295
   500,000   A       University of Maryland Medical Systems, 6.000% due 7/1/32 ....................        519,945
 2,000,000   Aaa*  Northeast Maryland Waste Disposal Authority, Solid Waste Revenue Refunding,
                     AMBAC-Insured, 5.500% due 4/1/16 .............................................      2,125,380
                                                                                                       -----------
                                                                                                         5,783,865
                                                                                                       -----------
Massachusetts -- 4.1%
 1,250,000   AAA   Massachusetts State GO, Series C, FGIC-Insured, 5.500% due 11/1/15 .............      1,390,525
 1,000,000   A     Massachusetts State Health & Educational Facilities Authority Revenue,
                     (Dana Farber Cancer Project), Series G-1, 6.250% due 12/1/22 .................      1,080,430
 2,650,000   AAA   Massachusetts State Water Pollution Abatement, Series A, 5.750% due 8/1/29 .....      2,818,116
                                                                                                       -----------
                                                                                                         5,289,071
                                                                                                       -----------
Michigan -- 2.0%
 1,000,000   AAA   Detroit, MI City School District, (School Building & Site Improvement), Series A,
                     FGIC-Insured, 5.500% due 5/1/17 ..............................................      1,085,850
 1,500,000   AA-   Michigan State Hospital Finance Authority, Revenue Refunding,
                     (Trinity Health), Credit C, 5.375% due 12/1/30 ...............................      1,511,550
                                                                                                       -----------
                                                                                                         2,597,400
                                                                                                       -----------
Missouri -- 2.9%
                   Missouri State Environmental Improvement & Energy Research Authority:
 2,500,000   AA      PCR Refunding, (Associated Electric Co-op Thomas Hill), 5.500% due 12/1/10 ...      2,694,200
 1,000,000   Aaa*    Water Pollution Refunding, State Revolving Funds, Program A, 5.000% due 7/1/20      1,056,600
                                                                                                       -----------
                                                                                                         3,750,800
                                                                                                       -----------
Nevada -- 3.3%
                   Clark County, NV:
 3,000,000   AAA     IDR Refunding, (Nevada Power Co. Project), Series C, AMBAC-Insured,
                       7.200% due 10/1/22 .........................................................      3,116,100
 1,000,000   AAA     Passenger Facility Revenue, (McCarran International Airport), Series A,
                       MBIA-Insured, 5.750% due 7/1/23 ............................................      1,044,910
   140,000   AAA   Nevada Housing Division, Single-Family Program, Series C, AMBAC-Insured,
                     6.350% due 10/1/12............................................................        143,996
                                                                                                       -----------
                                                                                                         4,305,006
                                                                                                       -----------

------------------------------------------------------------------------------------------------------------------
                                        See Notes to Financial Statements.


SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

June 30, 2004


   Face      Rating(a)
  Amount     (unaudited)                            Security                                               Value
------------------------------------------------------------------------------------------------------------------
New Jersey -- 5.9%
                   New Jersey EDA:
$3,750,000   AA-     School Facilities Construction, Series G, 5.000% due 9/1/11 ...................   $ 4,064,925
 1,000,000   AAA     Water Facilities Revenue, (New Jersey American Water Co., Inc. Project),
                       Series A, FGIC-Insured, 6.875% due 11/1/34 .................................      1,035,150
 1,265,000   AA-   New Jersey State Educational Facilities Authority, Higher Education Capital
                     Improvement Fund, Series A, 5.250% due 9/1/12 ................................      1,391,133
 1,000,000   AAA   New Jersey State Transportation Trust Fund Authority, Transportation System,
                      Series B,(Pre-Refunded -- Escrowed with U.S. government securities to 12/15/11
                      Call @ 100), MBIA-Insured, 6.000% due 12/15/19 ..............................      1,154,470
                                                                                                       -----------
                                                                                                         7,645,678
                                                                                                       -----------
New York -- 15.5%
   850,000   AAA   Nassau County, NY Interim Finance Authority, Sales Tax Secured, Series A, AMBAC-
                     Insured, 5.000% due 11/15/09 .................................................        918,646
                   New York City, NY GO, Series A:
   180,000   A       6.000% due 5/15/30 ...........................................................        190,784
   820,000   A       Pre-Refunded -- Escrowed with U.S. government securities to 5/15/10 (Call @ 101),
                       6.000% due 5/15/30 .........................................................        942,246
 1,600,000   AA+   New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue,
                     Series A, 5.500% due 6/15/23 .................................................      1,659,696
 4,500,000   AA+   New York City, NY Transitional Finance Authority Revenue, Series A,
                     5.500% due 11/15/17 ..........................................................      4,863,015
 2,710,000   A+    New York Municipal Bond Bank Agency, Special School Purpose Revenue, Series C,
                     5.250% due 6/1/17 ............................................................      2,835,554
 1,000,000   AAA   New York State Dormitory Authority Revenue, City University System Consolidated
                     2nd General Resolution, Series A, AMBAC-Insured, 6.125% due 7/1/12 ...........      1,140,790
 1,500,000   AAA   New York State Environmental Facilities Corp., Clean Water and Drinking
                     Revolving Funds, Series B, 5.000% due 11/15/16 ...............................      1,616,325
   135,000   Aaa*  New York State Mortgage Agency Revenue, 24th Series, 6.125% due 10/1/30 ........        136,925
 1,300,000   AAA   New York State Urban Development Corp. Revenue, Correctional Facilities,
                     (Pre-Refunded -- Escrowed with U.S. government securities to 1/1/06 Call @ 102),
                     FSA-Insured, 5.375% due 1/1/25 ...............................................      1,389,661
 4,400,000   AAA   Port Authority of New York and New Jersey Construction, 96th Series, FGIC-Insured,
                     6.600% due 10/1/23 ...........................................................      4,493,192
                                                                                                       -----------
                                                                                                        20,186,834
                                                                                                       -----------
Ohio -- 4.6%
 2,500,000   AA-   Franklin County, OH Hospital Revenue, (Holy Cross Health Systems Corp.),
                     5.875% due 6/1/21 ............................................................      2,575,975
 3,300,000   A+    Ohio State Water Development Authority, Solid Waste Disposal Revenue, (Broken Hill
                     Proprietary Co., Ltd.), 6.450% due 9/1/20 ....................................      3,420,285
                                                                                                       -----------
                                                                                                         5,996,260
                                                                                                       -----------
------------------------------------------------------------------------------------------------------------------
                                          See Notes to Financial Statements.

                                                                                                            Page 7

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

June 30, 2004


   Face      Rating(a)
  Amount     (unaudited)                            Security                                              Value
------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 4.7%
$3,500,000   AAA   Delaware Valley, PA Regional Financial Authority, Local Government Revenue,
                     Series A, AMBAC-Insured, 5.500% due 8/1/28 ...................................    $ 3,716,895
 2,000,000   AAA   Philadelphia, PA GO, Series A, XLCA-Insured, 5.250% due 2/15/14 ................      2,151,880
   250,000   AAA   Philadelphia, PA School District, Series A, FSA-Insured, 5.500% due 2/1/31 .....        259,398
                                                                                                       -----------
                                                                                                         6,128,173
                                                                                                       -----------
Puerto Rico -- 9.7%
 2,250,000   AAA   Puerto Rico Commonwealth, Refunding Revenue, FGIC-Insured, 5.500% due 7/1/13 ...      2,533,860
                   Puerto Rico Commonwealth Highway & Transportation Authority, Highway Revenue:
 3,000,000   AAA     Series J, MBIA-Insured, 5.000% due 7/1/11 ....................................      3,275,400
 1,600,000   AAA     Series X, FSA-Insured, 5.500% due 7/1/15 .....................................      1,795,264
                   Puerto Rico Electric Power Authority, Power Revenue:
 1,000,000   AAA     MBIA-Insured, 5.000% due 7/1/19 ..............................................      1,061,990
 3,560,000   AAA     Series KK, FSA-Insured, 5.250% due 7/1/12 ....................................      3,947,008
                                                                                                       -----------
                                                                                                        12,613,522
                                                                                                       -----------

Tennessee -- 4.0%
 1,000,000   Aaa*  County of Montgomery, TN GO, FGIC-Insured, 5.000% due 5/1/14 ...................      1,070,270
 1,950,000   AA-   Humphreys County, TN IDB, Solid Waste Disposal Revenue,
                     (E.I. du Pont de Nemours & Co. Project), 6.700% due 5/1/24 ...................      1,994,870
 1,200,000   AAA   Memphis-Shelby County, TN Airport Authority Revenue, Series D, AMBAC-Insured,
                     6.000% due 3/1/24.............................................................      1,284,960
   770,000   AA    Tennessee Housing Development Agency, (Homeownership Program), Series 2C,
                     6.350% due 1/1/31 ............................................................        808,600
                                                                                                       -----------
                                                                                                         5,158,700
                                                                                                       -----------
Texas -- 10.2%
                   Austin, TX Airport System Revenue, Series A, MBIA-Insured:
 3,475,000   AAA     6.200% due 11/15/15 ..........................................................      3,705,427
   330,000   AAA     Pre-Refunded -- Escrowed with state & local government securities to 11/15/07
                       (Call @ 100), 6.200% due 11/15/15 ..........................................        363,363
 4,265,000   AAA   Lower Colorado River Authority, TX Transmission Contract Revenue, AMBAC-Insured,
                     5.250% due 5/15/14 ...........................................................      4,615,412
 1,380,000   AAA   North Harris Montgomery Community College District, TX Refunding, FGIC-Insured,
                     5.375% due 2/15/16 ...........................................................      1,477,966
 1,485,000   AAA   South San Antonio, TX Independent School District, PSF-Insured,
                     5.000% due 8/15/15............................................................      1,567,299
 1,500,000   AAA   Texas State Turnpike Authority Revenue, First Tier, Series A, AMBAC-Insured,
                     5.500% due 8/15/39 ...........................................................      1,547,865
                                                                                                       -----------
                                                                                                        13,277,332
                                                                                                       -----------
Utah -- 0.4%
   520,000   AAA   Utah State Housing Finance Agency, Single-Family Mortgage, Issue H-2,
                     FHA-Insured, 6.250% due 7/1/22 ...............................................        535,439
                                                                                                       -----------

------------------------------------------------------------------------------------------------------------------
                                     See Notes to Financial Statements.


SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

June 30, 2004


   Face      Rating(a)
  Amount     (unaudited)                            Security                                               Value
------------------------------------------------------------------------------------------------------------------
Virginia -- 2.4%
$2,915,000   A-    Greater Richmond Convention Center Authority, VA Hotel Tax Revenue,
                     (Convention Center Expansion Project), 6.125% due 6/15/20 ....................   $  3,187,261
                                                                                                      ------------

Washington -- 2.8%
 1,900,000   AAA   Chelan County, WA Public Utility District, (Chelan Hydro System No. 1),
                     Construction Revenue, Series A, AMBAC-Insured, 5.450% due 7/1/37 .............      1,924,453
   400,000   AAA   Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28 ......................        422,212
 1,200,000   AAA   Washington State Public Power Supply System Revenue Refunding,
                     (Nuclear Project No. 1), Series A, MBIA-Insured, 5.125% due 7/1/17 ...........      1,251,576
                                                                                                      ------------
                                                                                                         3,598,241
                                                                                                      ------------
Wisconsin -- 0.5%
   715,000   AA    Wisconsin Housing & EDA, Homeownership Revenue, Series G, 6.300% due 9/1/17 ....        716,344
                                                                                                      ------------
                   Total Long-Term Investments (Cost -- $126,768,585) .............................    129,988,448
                                                                                                      ------------


Short-Term Investments -- 0.1%

North Carolina -- 0.1%
   100,000   A-1+  University of North Carolina Hospital, Chapel Hill Revenue, Series A,
                     VRDD, 1.040% due 2/15/31  (Cost -- $100,000)..................................        100,000
                                                                                                      ------------


                   Total Investments -- 100.0% (Cost -- $126,868,585**) ...........................   $130,088,448
                                                                                                      ============


----------------------
(a)  All ratings are by Standard & Poor's Ratings Service, except for those that are identified by an asterisk (*), which are rated by Moody's Investors
     Service.
 ** Aggregate cost for Federal income tax purposes is substantially the same.

See pages 10 and 11 for definitions of ratings and abbreviations.










------------------------------------------------------------------------------------------------------------------
                                     See Notes to Financial Statements.

                                                                                                            Page 9

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Long-Term Security Ratings (unaudited)

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA   -- Bonds rated "AAA" have the highest rating assigned by Standard
         & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA    -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A     -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB   -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB    -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa   -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    -- Bonds rated "Aa" are judged to be of high quality by all standards.
         Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A     -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa   -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR    -- Indicates that the bond is not rated by Moody's or Standard & Poor's.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Short-Term Security Ratings (unaudited)

SP-1 -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1   -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1   -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


Abbreviations* (unaudited)
ABAG     - Association of Bay Area Governors        HFA       - Housing Finance Authority
AIG      - American International Guaranty          IDA       - Industrial Development Authority
AMBAC    - Ambac Assurance Corporation              IDB       - Industrial Development Board
BAN      - Bond Anticipation Notes                  IDR       - Industrial Development Revenue
BIG      - Bond Investors Guaranty                  INFLOS    - Inverse Floaters
CGIC     - Capital Guaranty Insurance Company       ISD       - Independent School District
CHFCLI   - California Health Facility               LEVRRS    - Leveraged Reverse Rate Securities
             Construction Loan Insurance            LOC       - Letter of Credit
CONNIE                                              MBIA      - Municipal Bond Investors Assurance
  LEE    - College Construction Loan Association                  Corporation
COP      - Certificate of Participation             MVRICS    - Municipal Variable Rate Inverse
EDA      - Economic Development Authority                         Coupon Security
EDR      - Economic Development Revenue             PCR       - Pollution Control Revenue
FGIC     - Financial Guaranty Insurance Company     PSFG      - Permanent School Fund Guaranty
FHA      - Federal Housing Administration           RAN       - Revenue Anticipation Notes
FHLMC    - Federal Home Loan Mortgage               RIBS      - Residual Interest Bonds
             Corporation                            RITES     - Residual Interest Tax-Exempt Securities
FLAIRS   - Floating Adjustable Interest Rate        SYCC      - Structured Yield Curve Certificate
             Securities                             TAN       - Tax Anticipation Notes
FNMA     - Federal National Mortgage Association    TECP      - Tax Exempt Commercial Paper
FRTC     - Floating Rate Trust Certificates         TOB       - Tender Option Bonds
FSA      - Financial Security Assurance             TRAN      - Tax and Revenue Anticipation Notes
GIC      - Guaranteed Investment Contract           VA        - Veterans Administration
GNMA     - Government National Mortgage             VRDD      - Variable Rate Daily Demand
             Association                            VRWE      - Variable Rate Wednesday Demand
GO       - General Obligation Bonds                 XLCA      - XL Capital Assurance
HDC      - Housing Development Corporation

-------
* Abbreviations may or may not appear in the Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Statement of Assets and Liabilities
June 30, 2004


ASSETS:
     Investments, at value (Cost -- $126,868,585) .....................................      $130,088,448
     Cash .............................................................................            28,897
     Interest receivable ..............................................................         1,887,064
     Receivable for securities sold ...................................................           245,472
     Prepaid expenses .................................................................            10,735
                                                                                            -------------
     Total Assets .....................................................................       132,260,616
                                                                                            -------------

LIABILITIES:
     Management fee payable ...........................................................            59,336
     Dividends payable to Auction Rate Preferred Stockholders .........................             3,207
     Accrued expenses .................................................................           160,720
                                                                                             ------------
     Total Liabilities ................................................................           223,263
                                                                                             ------------
Series M Auction Rate Preferred Stock
     (900 shares authorized and issued at $50,000 per share) (Note 4) .................        45,000,000
                                                                                             ------------
Total Net Assets ......................................................................      $ 87,037,353
                                                                                             ============


net asets:
     Common stock ($0.001 par value, 100,000,000 shares authorized;
          6,007,094 shares outstanding) ...............................................      $      6,007
     Additional paid-in capital .......................................................        83,244,145
     Undistributed net investment income ..............................................         1,602,538
     Accumulated net realized loss from investment transactions .......................        (1,035,200)
     Net unrealized appreciation of investments .......................................         3,219,863
                                                                                             ------------
Total Net Assets ......................................................................      $ 87,037,353
                                                                                             ============

Net Asset Value, Per Share of Common Stock ($87,037,353 / 6,007,094 shares outstanding)            $14.49
                                                                                                  =======

---------------------------------------------------------------------------------------------------------
                                   See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Statement of Operations
For the Year Ended June 30, 2004


INVESTMENT INCOME:
     Interest..........................................................................       $ 6,712,633
                                                                                              -----------

EXPENSES:
     Management fee (Note 2) ..........................................................           740,152
     Auction agent fees................................................................           117,520
     Audit and tax services ...........................................................            73,731
     Directors' fees ..................................................................            67,508
     Shareholder communications........................................................            54,349
     Legal.............................................................................            31,574
     Transfer agent ...................................................................            24,337
     Listing fees......................................................................            24,044
     Custody...........................................................................            18,914
     Insurance.........................................................................             2,313
     Other.............................................................................            21,755
                                                                                              -----------
     Total Expenses....................................................................         1,176,197
                                                                                              -----------
Net Investment Income..................................................................         5,536,436
                                                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
     Realized Gain From Investment Transactions (excluding short-term investments):
        Proceeds from sales............................................................        65,595,504
        Cost of securities sold........................................................        63,430,260
                                                                                              -----------
     Net Realized Gain.................................................................         2,165,244
                                                                                              -----------

     Change in Net Unrealized Appreciation of Investments:
        Beginning of year..............................................................        10,599,306
        End of year....................................................................         3,219,863
                                                                                              -----------
     Decrease in Net Unrealized Appreciation...........................................        (7,379,443)
                                                                                              -----------
Net Loss on Investments................................................................        (5,214,199)
                                                                                              -----------
Dividends Paid to Auction Rate Preferred Stockholders
  From Net Investment Income...........................................................          (471,367)
                                                                                              -----------
Decrease in Net Assets From Operations.................................................       $  (149,130)
                                                                                              ===========

---------------------------------------------------------------------------------------------------------
                                   See Notes to Financial Statements.

                                                                                                 Page 13

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Statements of Changes in Net Assets
For the Years Ended June 30,

                                                                                  2004            2003
---------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income ...............................................    $ 5,536,436     $ 5,665,506
     Net realized gain....................................................      2,165,244       2,166,293
     Increase (decrease) in net unrealized appreciation...................     (7,379,443)      3,561,190
     Dividends paid to Auction Rate Preferred Stockholders
       from net investment income.........................................       (471,367)       (560,901)
                                                                             ------------    ------------
     Increase (Decrease) in Net Assets From Operations ...................       (149,130)     10,832,088
                                                                             ------------    ------------
DISTRIBUTIONS PAID TO COMMON STOCK SHAREHOLDERS FROM:
     Net investment income................................................     (4,901,788)     (4,865,746)
                                                                             ------------    ------------
     Decrease in Net Assets From Distributions Paid to
       Common Stock Shareholders..........................................     (4,901,788)     (4,865,746)
                                                                             ------------    ------------
Increase (Decrease) in Net Assets.........................................     (5,050,918)      5,966,342

NET ASSETS:
     Beginning of year....................................................     92,088,271      86,121,929
                                                                             ------------    ------------
     End of year*.........................................................    $87,037,353     $92,088,271
                                                                             ============    ============
* Includes undistributed net investment income of:........................     $1,602,538      $1,439,257
                                                                               ==========      ==========


---------------------------------------------------------------------------------------------------------
                                      See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Notes to Financial Statements

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Municipal Partners Fund II Inc. ("Fund") was incorporated in Maryland on June 21, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund's primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidary of Citigroup Inc. ("Citigroup"), may appreciate in value relative to other similar obligations in the marketplace.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

SECURITIES VALUATION. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. The Fund amortizes premiums and accretes discounts on securities purchased using the effective interest method.

FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its income and capital gains, if any, to its shareholders. Therefore, no federal income tax or excise tax provision is required.

DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends to common shareholders monthly from net investment income. Net realized gains, if any, in excess of loss carryovers are expected to be distributed, at least, annually. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

in Note 4. The amounts of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP.

Note 2. Management and Advisory Fees and Other Transactions

SBAM is the Fund's investment manager and administrator and as such provides management, advisory and administrative services for the Fund. SBAM has delegated certain administrative services to Smith Barney Fund Management LLC("SBFM"), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between SBAM and SBFM. SBFM is compensated by SBAM, and not the Fund, for its services.

The Fund pays SBAM a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets for its services. For purposes of calculating the fees, the liquidation value of any outstanding preferred stock of the Fund is not deducted in determining the Fund's average weekly net assets. This fee is calculated daily and paid monthly.

Certain officers and/or directors of the Fund are also officers and/or directors of SBAM.

Note 3.  Investments

For the year ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases .................................................    $63,396,080
                                                               ===========
Sales .....................................................    $65,595,504
                                                               ===========

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation .............................     $4,524,150
Gross unrealized depreciation .............................     (1,304,287)
                                                                ----------
Net unrealized appreciation ...............................     $3,219,863
                                                                ==========

Note 4.  Preferred Stock

On October 1, 1993, the Fund closed its public offering of 900 shares of $0.001 par value Auction Rate Preferred Stock ("Preferred Stock") at an offering price of $50,000 per share. The Preferred Stock has a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and, subject to certain restrictions, are redeemable in whole or in part.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Dividend rates generally reset every 7 days and are determined by auction procedures. The dividend rates on the Preferred Stock during the year ended June 30, 2004 ranged from 0.700% to 1.400%. The weighted average dividend rate for the year ended June 30, 2004 was 1.045%.

The Fund is subject to certain restrictions relating to the Preferred Stock. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

The Preferred Shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two directors and on certain matters affecting the rights of the Preferred Shares.

The issuance of preferred stock poses certain risks to holders of common stock, including, among others the possibility of greater market price volatility and in certain market conditions, the yield to holders of common stock may be adversely affected.

The Fund is required to maintain certain asset coverages with respect to the Preferred Stock. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the Preferred Stock in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund's ability to pay dividends.

Note 5.  Concentration of Risk

Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Note 6. Events Subsequent to June 30, 2004

COMMON STOCK DIVIDENDS. On May 14, 2004, the Board of Directors of the Fund declared two common share dividends from net investment income, each in the amount of $0.068 per share, payable on July 30, and August 27, 2004 to shareholders of record on July 13 and August 17, 2004, respectively. In addition on July 29, 2004, the Board of Directors of the Fund declared three common share dividends from net investment income, each in the amount of $0.068 per share, payable on September 24, October 29 and November 26, 2004 to shareholders of record on September 14, October 13 and November 16, 2004, respectively.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

PREFERRED STOCK DIVIDENDS. The Board of Directors designated each of the following dividend periods as a Special Rate Period. With each auction date, the regular auction procedure resumes, subject to the Fund's ability to designate any subsequent dividend period as a Special Rate Period.

  Auction            Commencement of         Rate Effective         Preferred
   Date                Rate Period               Through              Rate
--------------------------------------------------------------------------------
  6/28/04                6/29/04                 7/5/04               1.300%
   7/2/04                 7/6/04                7/12/04               1.400
  7/12/04                7/13/04                7/19/04               1.180
  7/19/04                7/20/04                7/26/04               1.200
  7/26/04                7/27/04                 8/2/04               1.050
   8/2/04                 8/3/04                 8/9/04               1.230
--------------------------------------------------------------------------------

Note 7.  Capital Loss Carryforward

At June 30, 2004, the Fund had, for Federal income tax purposes, approximately $1,035,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on June 30 of the year indicated:

                                      2005              2007             2008
--------------------------------------------------------------------------------
Carryforward amounts                $342,000          $141,000        $552,000
--------------------------------------------------------------------------------

Note 8. Income Tax Information and Distributions to Shareholders

At June 30, 2004, the tax basis components of distributable earnings were:

Undistributed tax-exempt income ................................   $ 1,605,745
                                                                   ===========
Accumulated capital losses .....................................   $(1,035,200)
                                                                   ===========
Unrealized appreciation ........................................   $ 3,219,863
                                                                   ===========

The tax character of distributions paid during the year ended
June 30, 2004 was:

Tax-exempt income ..............................................   $ 5,361,937
                                                                   ===========
Ordinary income ................................................       $11,218
                                                                   ===========

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Note 9.  Additional Information

Citigroup has been notified by the Staff of theSecurities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds. CTB did not provide services to the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SECStaff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Financial Highlights

Data for a share of common stock outstanding throughout each year ended June 30:


                                                        2004        2003        2002       2001        2000
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR................     $15.33      $14.34      $13.94      $13.09     $13.71
                                                       ------      ------      ------      ------     ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income..........................       0.92        0.94        1.00        1.04       1.04
   Net realized and unrealized gain (loss).             (0.86)       0.95        0.29        0.86      (0.60)
   Dividends paid to Auction Rate Preferred
     Stockholders from net investment income .....      (0.08)      (0.09)      (0.14)      (0.30)     (0.31)
                                                       ------      ------      ------      ------     ------
Total Income (Loss) From Operations...............      (0.02)       1.80        1.15        1.60       0.13
                                                       ------      ------      ------      ------     ------
DISTRIBUTIONS PAID TO COMMON STOCK
SHAREHOLDERS FROM:
   Net investment income..........................      (0.82)      (0.81)      (0.75)      (0.75)     (0.75)
                                                       ------      ------      ------      ------     ------
Total Distributions Paid to Common
   Stock Shareholders.............................      (0.82)      (0.81)      (0.75)      (0.75)     (0.75)
                                                       ------      ------      ------      ------     ------

NET ASSET VALUE, END OF YEAR......................     $14.49      $15.33      $14.34      $13.94     $13.09
                                                       ======      ======      ======      ======     ======
PER SHARE MARKET VALUE, END OF YEAR...............     $12.43      $13.92      $13.00      $12.52   $11.5625
                                                       ======      ======      ======      ======   ========
TOTAL RETURN, BASED ON MARKET PRICE(1)............      (5.11)%     13.78%      10.11%      15.14%      0.26%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS(2):
  Operating expenses..............................       1.31%       1.39%       1.35%       1.38%      1.39%
  Net investment income...........................       6.18%       6.30%       7.02%       7.63%      7.95%
NET ASSETS OF COMMON SHAREHOLDERS,
  END OF YEAR (000S)..............................    $87,037     $92,088     $86,122     $83,747    $78,617
PORTFOLIO TURNOVER RATE...........................         48%         67%         52%         15%        40%
AUCTION RATE PREFERRED STOCK:
  Total Amount Outstanding (000s).................    $45,000     $45,000     $45,000     $45,000    $45,000
  Asset Coverage Per Share........................    146,708     152,320     145,691     143,052    137,352
  Involuntary Liquidating Preference Per Share ...     50,000      50,000      50,000      50,000     50,000
  Average Market Value Per Share..................     50,000      50,000      50,000      50,000     50,000
--------------------------------------------------------------------------------------------------------------

(1) For purposes of this calculation, distributions on common shares are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
(2) Ratios calculated on the basis of income and expenses relative to the average net assets of common shares and excludes the effect of dividend payments to preferred stockholders.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Salomon Brothers Municipal Partners Fund II Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Salomon Brothers Municipal Partners Fund II Inc. (the "Fund") at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 19 2004

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Additional Information (unaudited)

INFORMATION ABOUT DIRECTORS AND OFFICERS

The business and affairs of Salomon Brothers Municipal Partners Fund II Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
                                               TERM OF          PRINCIPAL       OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND     OCCUPATION(S)      DIRECTOR             OTHER
                               HELD WITH      LENGTH OF        DURING PAST      (INCLUDING       BOARD MEMBERSHIPS
NAME, ADDRESS AND AGE           FUND(1)      TIME SERVED       FIVE YEARS        THE FUND)        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS:

Carol L. Colman               Director and      Since      President,                35                None
Colman Consulting Co.         Member of         2003       Colman
278 Hawley Road               the Nominating               Consulting Co.
North Salem, NY 10560         and Audit
Age 58                        Committees,
                              Class II

Daniel P. Cronin              Director and      Since      Formerly, Associate       32                None
24 Woodlawn Avenue            Member of         2003       General Counsel,
New Rochelle, NY 10804        the Nominating               Pfizer Inc.
Age 58                        and Audit
                              Committees,
                              Class III

Leslie H. Gelb                Director and      Since      President, Emeritus       32         Director of two
150 East 69th Street          Member of         2000       and Senior Board Fellow,             registered
New York, NY 10021            the Nominating               The Council on Foreign               investment
Age 66                        and Audit                    Relations; Formerly,                 companies
                              Committees,                  Columnist, Deputy                    advised by
                              Class I                      Editorial Page Editor                Advantage
                                                           andEditor, Op-Ed Page,               Advisors, Inc.
                                                           The New York Times                   ("Advantage")

William R. Hutchinson         Director and      Since      President, W.R.           42         Director,
535 N. Michigan               Member of         2003       Hutchinson & Associates              Associated
Suite 1012                    Nominating                   Inc.; Formerly Group Vice            Banc-Corp.
Chicago, IL 60611             and Audit                    President, Mergers and
Age 61                        Committees,                  Acquisitions, BP Amoco
                              Class I                      p.l.c.




SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
                                               TERM OF          PRINCIPAL       OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND     OCCUPATION(S)      DIRECTOR             OTHER
                               HELD WITH      LENGTH OF        DURING PAST      (INCLUDING       BOARD MEMBERSHIPS
NAME, ADDRESS AND AGE           FUND(1)      TIME SERVED       FIVE YEARS        THE FUND)        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------
Riordan Roett                 Director and      Since      Professor and Director    32                None
The Johns Hopkins University  Member of         1997       Latin American Studies
1740 Massachusetts Ave., NW   the Nominating               Program, Paul H. Nitze
Washington, DC 20036          and Audit                    School of Avanced
Age 65                        Committees,                  International Studies,
                              Class I                      The Johns Hopkins
                                                           University

Jeswald W. Salacuse           Director and      Since      Henry J. Braker           32         Director of two
Tufts University              Member of         2000       Professor of                         registered
The Fletcher School of        the Nominating               Commercial Law and                   investment
  Law & Diplomacy             and Audit                    formerly Dean, The                   companies
160 Packard Avenue            Committees,                  Fletcher School of                   advised by
Medford, MA 02155             Class III                    Law & Diplomacy,                     Advantage
Age 66                                                     Tufts University

INTERESTED DIRECTOR:

R. Jay Gerken, CFA(2)         Director,         Since      Managing Director         221               None
Citigroup Asset Management    Chairman          2002       of Citigroup Global
("CAM")                       and Chief                    Markets Inc. ("CGM");
399 Park Avenue               Executive Officer,           Chairman, President,
4th Floor                     Class II                     Chief Executive Officer
New York, NY 10022                                         and Director of
Age 53                                                     Smith Barney Fund
                                                           Management LLC
                                                           ("SBFM"), Travelers
                                                           Investment Adviser, Inc.
                                                           ("TIA") and Citi Fund
                                                           Management Inc.
                                                           ("CFM"); President and
                                                           Chief Executive Officer
                                                           of certain mutual funds
                                                           associated with Citigroup
                                                           Inc. ("Citigroup");
                                                           Formerly Porfolio
                                                           Manager of Smith Barney
                                                           Allocation Series Inc. (from
                                                           1996 to 2001) and Smith
                                                           Barney Growth and
                                                           Income Fund (from 1996
                                                           to 2000)



SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
                                               TERM OF          PRINCIPAL       OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND     OCCUPATION(S)      DIRECTOR             OTHER
                               HELD WITH      LENGTH OF        DURING PAST      (INCLUDING       BOARD MEMBERSHIPS
NAME, ADDRESS AND AGE           FUND(1)      TIME SERVED       FIVE YEARS        THE FUND)        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------
OFFICERS:

Peter J. Wilby, CFA           President         Since      Managing Director          N/A              N/A
CAM                                             2002       of CGM and SBAM
399 Park Avenue                                            (since January 1996)
4th Floor
New York, NY 10022
Age 45

Andrew B. Shoup               Senior Vice       Since      Director of CAM;          N/A               N/A
CAM                           President and     2003       Senior Vice President
125 Broad Street, 11th Floor  Chief                        and Chief Administrative
New York, NY 10004            Administrative               Officer of mutual funds
Age 47                        Officer                      associated with Citigroup;
                                                           Treasurer of certain
                                                           mutual funds associated
                                                           with Citigroup; Head of
                                                           International Funds
                                                           Administration of CAM
                                                           (from 2001 to 2003);
                                                           Director of Global
                                                           Funds Administration of
                                                           CAM (from 2000 to
                                                           2001); Head of U.S.
                                                           Citibank Funds
                                                           Administration of CAM
                                                           (from 1998 to 2000)

Robert E. Amodeo              Executive Vice    Since      Managing Director of      N/A               N/A
CAM                           President         1999       SBAM and CGM
399 Park Avenue                                            since December 2001;
4th Floor                                                  Director of SBAM and
New York, NY 10022                                         CGM since December
Age 36                                                     1998; Vice President of
                                                           SBAM and CGM from
                                                           (January 1996 to
                                                           December 1998)

Frances M. Guggino            Chief Financial   Since      Vice President            N/A               N/A
CAM                           Officer and       2004       of CGM;
125 Broad Street              Treasurer                    Controller of certain
10th Floor                                                 mutual funds associated
New York, NY 10004            Controller        Since      with Citigroup
Age 46                                          2002


SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
                                               TERM OF          PRINCIPAL       OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND     OCCUPATION(S)      DIRECTOR             OTHER
                               HELD WITH      LENGTH OF        DURING PAST      (INCLUDING       BOARD MEMBERSHIPS
NAME, ADDRESS AND AGE           FUND(1)      TIME SERVED       FIVE YEARS        THE FUND)        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------
Joseph T. Volpe               Controller        Since      Vice President of CGM;    N/A               N/A
CAM                                             2004       Controller of certain
125 Broad Street                                           mutual funds associated
10th Floor                                                 with Citigroup
New York, NY 10004
Age 42

Robert I. Frenkel             Secretary and     Since      Managing Director and     N/A               N/A
CAM                           Chief Legal       2003       General Counsel of
300 First Stamford Place      Officer                      Global Mutual Funds
4th Floor                                                  for CAM and its
Stamford, CT 06902                                         predecessor (since
Age 48                                                     1994); Secretary of CFM
                                                           (from 2001 to 2004);
                                                           Secretary and Chief Legal
                                                           Officer of mutual funds
                                                           associated with Citigroup


------------------------------------------------------------------------------------------------------------------

(1) The Fund's Board of Directors is divided into three classes: Class I, Class II and Class III. The terms of office of the Class I, II and III Directors expire at the Annual Meetings of Stockholders in the year 2006, year 2005 and year 2004, respectively, or thereafter in each case when their respective successors are duly elected and qualified. The Fund's executive officers are chosen each year by the Fund's Board of Directors to hold office for a one-year term and until their successors are duly elected and qualified.

(2) Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission, the following additional disclosure is provided.

Pursuant to the Fund's Dividend Reinvestment Plan ("Plan"), holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by EquiServe Trust Company, N.A. ("Plan Agent") in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash by check in dollars mailed directly to the holder by the Plan Agent as dividend-paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in "street name") will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive dividends and distributions in cash. Investors who own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the holders of Common Stock in administering the Plan. After the Fund declares a dividend on the Common Stock or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Fund will not issue any new shares of Common Stock in connection with the Plan.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, who hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the holders as representing the total amount registered in such holders' names and held for the account of beneficial owners that have not elected to receive distributions in cash.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and voluntary cash payments made by the participant. The receipt of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice in writing is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares or, upon written instruction from the participant, the Plan Agent will sell part or all of the participant's shares and remit the proceeds to the participant, less a $2.50 fee plus brokerage commission for the transaction.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to all participants in the Plan at least 30 days before the record date for the dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent upon at least 30 days' written notice to participants in the Plan.

All correspondence concerning the Plan should be directed to the Plan Agent, P.O. Box 43010, Providence, Rhode Island 02940-3010.

                      ------------------------------------

This report is transmitted to the shareholders of Salomon Brothers Municipal Partners Fund II Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-446-1013 and (2) on the SEC's website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC's website at www.sec.gov.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Tax Information (unaudited)

For Federal tax purposes, the Fund hereby designates for the fiscal year ended June 30, 2004:

     o 99.79% of the dividends paid by the Fund from net investment income as tax-exempt interest dividends for Federal income tax purposes.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.



Directors                                       Salomon Brothers Municipal Partners Fund II Inc.

CAROL L. COLMAN                                       125 Broad Street
                                                      10th Floor, MF-2
DANIEL P. CRONIN                                      New York, New York 10004
                                                      Telephone 1-888-777-0102
LESLIE H. GELB
                                                INVESTMENT MANAGER
R. JAY GERKEN, CFA                                    Salomon Brothers Asset Management Inc
                                                      399 Park Avenue
WILLIAM R. HUTCHINSON                                 New York, New York 10022

RIORDAN ROETT                                   AUCTION AGENT
                                                      Deutsche Bank
JESWALD W. SALACUSE                                   60 Wall Street
                                                      New York, New York 10005

Officers                                        CUSTODIAN
                                                      State Street Bank and Trust Company
R. JAY GERKEN, CFA                                    225 Franklin Street
      Chairman and Chief Executive Officer            Boston, Massachusetts 02110

PETER J. WILBY, CFA                             DIVIDEND DISBURSING AND TRANSFER AGENT
      President                                       EquiServe Trust Company, N.A.
                                                      P.O. Box 43010
ANDREW B. SHOUP                                       Providence, Rhode Island 02940-3010
      Senior Vice President and
      Chief Administrative Officer              INDEPENDENT REGISTERED PUBLIC
                                                ACCOUNTING FIRM
ROBERT E. AMODEO                                      PricewaterhouseCoopers LLP
      Executive Vice President                        1177 Avenue of the Americas
                                                      New York, New York 10036
FRANCES M. GUGGINO
      Chief Financial Officer                   LEGAL COUNSEL
      and Treasurer                                   Simpson Thacher & Bartlett LLP
                                                      425 Lexington Avenue
ANDREW BEAGLEY*                                       New York, New York 10017
      Chief Compliance Officer
                                                NEW YORK STOCK EXCHANGE SYMBOL
JOSEPH T. VOLPE                                       MPT
      Controller

ROBERT I. FRENKEL
      Secretary and
      Chief Legal Officer


----------
* As of July 29, 2004.

                      (This page intentionally left blank.)

EquiServe Trust Company, N.A.
P.O. Box 43010
Providence, Rhode Island 02940-3010

                                         Salomon Brothers
                                         Municipal Partners
                                         Fund II Inc.


                                         Annual Report
                                         JUNE 30, 2004





                                        ----------------
                                        SALOMON
                                        ----------------
                                        BROTHERS
                                        ----------------
                                        Asset Management
                                        ----------------


MPTANN 6/04
04-7054

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that William R. Hutchinson, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Hutchinson as the Audit Committee's financial expert. Mr. Hutchinson is an "independent" Director pursuant to paragraph
         (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Salomon Brothers Municipal Partners Fund II Inc. were $40,000 and $40,000 for the years ended 6/30/04 and 6/30/03, respectively.

         (b) Audit-Related Fees for Salomon Brothers Municipal Partners Fund II Inc. were $32,000 and $32,000 for the years ended 6/30/04 and 6/30/03. These amounts represent procedures performed and prepared for agreed upon procedures (which, among other items, include maintenance testing in connection with the Auction Rate Preferred Stock).

                  In addition, there were no Audit-Related Fees billed in the years ended 6/30/04 and 6/30/03 for assurance and related services by the Accountant to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Salomon Brothers Municipal Partners Fund II Inc. ("service affiliates"), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the period May 6, 2003 to June 30, 2004 (prior to May 6, 2003 services provided by the Accountant were not required to be pre-approved).

         (c) Tax Fees for Salomon Brothers Municipal Partners Fund II Inc. were $3,000 and $3,000 for the years ended 6/30/04 and 6/30/03. These amounts represent aggregate fees paid for tax compliance and tax advice, which includes (the filing and amendment of federal, state and local income tax returns and timely RIC qualification review) rendered by the Accountant to Salomon Brothers Municipal Partners Fund II Inc.

                  There were no fees billed for tax services by the Accountants to service affiliates for the period May 6, 2003 to June 30, 2004 that required pre-approval by the Audit Committee.

         (d) There were no All Other Fees for Salomon Brothers Municipal Partners Fund II Inc. for the years ended 6/30/04 and 6/30/03.

                  All Other Fees. The aggregate fees billed for all other non-audit services rendered by the Accountant to Salomon Brothers Asset Management ("SBAM"), and any entity controlling, controlled by or under common control with SBAM that provided ongoing services to Salomon Brothers Municipal Partners Fund II Inc., requiring pre-approval by the Audit Committee for the period May 6, 2003 to June 30, 2004, which included the issuance of reports on internal control under SAS No. 70 relating to various Citigroup Asset Management ("CAM") entities, were $666,000, all of which were pre-approved by the Audit Committee.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

                  The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve
                  (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

                  The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                  Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit. (2) For the Salomon Brothers Municipal Partners Fund II Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 6/30/04 and 6/30/03; Tax Fees were 100% and 100% for the years ended 6/30/04 and 6/30/03; and Other Fees were 100% and 100% for the years ended 6/30/04 and 6/30/03.

         (f)      N/A

         (g) Non-audit fees billed by the Accountant for services rendered to Salomon Brothers Municipal Partners Fund II Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Salomon Brothers Municipal Partners Fund II Inc. were $2.1 million and $6.4 million for the years ended 6/30/04 and 6/30/03.

         (h) Yes. The Salomon Brothers Municipal Partners Fund II Inc.'s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Accountant to the Salomon Brothers Municipal Partners Fund II Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

         In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

         In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

         In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

         CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

         If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)      Code of Ethics attached hereto.

                  Exhibit 99.CODE ETH

         (b)      Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Municipal Partners Fund II Inc.


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Municipal Partners Fund II Inc.

Date:    September 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers Municipal Partners Fund II Inc.

Date:    September 9, 2004


By:      /s/ Frances M. Guggino
         (Frances M. Guggino)
         Chief Financial Officer of
         Salomon Brothers Municipal Partners Fund II Inc.

Date:    September 9, 2004